The Community Development Fund
Statement of Certification
Pursuant to Rule 497(j)

The Community Development Fund (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated May 1, 2019 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-206012 and 811-23080), which was filed electronically on April 30, 2019 (Accession No. 0001135428-19-000040).

The Community Development Fund

By:	/s/ Kenneth H. Thomas
Kenneth H. Thomas

Title:	Director, President, Chief Executive Officer and Secretary

Date:	May 3, 2019